Servicing (Tables)	12 Months Ended
Dec. 31, 2014
Servicing Tables
Schedule of assumptions used in determining the fair value of mortgage servicing rights

The key economic assumptions used in determining the fair value of the mortgage servicing rights are as follows:

	December 31,
	2014	2013
Annual constant prepayment speed (CPR)	11.46%	10.27%
Weighted average life (in months)	244	244
Discount rate	9.38%	9.26%

Schedule of activity in mortgage servicing rights

The following table summarizes mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances:

	December 31,
	2014	2013

Balance - beginning of period:	$860	$1,035

Originated mortgage servicing rights capitalized	111	151
Amortization of mortgage servicing rights	(261)	(326)

Balance - end of period	710	860

Valuation allowances:
Balance - beginning of period	—	(19)
Reductions	—	19

Balance - end of period (net of allowances)	$710	$860